Average Annual Total Returns - Diamond Hill Large Cap Concentrated ETF Class		12 Months Ended	46 Months Ended
	Sep. 26, 2025	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class Y Before Taxes
Average Annual Return, Percent		14.34%	9.51%
Performance Inception Date	Feb. 26, 2021
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		12.57%	8.77%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.79%	7.40%
Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index
Average Annual Return, Percent		23.81%	11.96%
Russell 1000 Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value Index
Average Annual Return, Percent		14.37%	9.26%
Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index
Average Annual Return, Percent		24.51%	12.65%